Inventory (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Inventory [Table Text Block]
	2017	2016
Finished goods, net	$279,666	$304,453
Raw materials	81,436	663,577
	$361,102	$968,030

Schedule of Inventory Obsolescence Provision [Table Text Block]
Inventory Obsolescence Provision	2017	2016	2015

Balance at beginning of year	$39,870	$114,744	$100,058
Obsolescence provision	404,767	75,000	45,000
Write-off of inventory	(428,999)	(149,874)	(30,314)
Balance at end of year	$15,638	$39,870	$114,744